NXG NextGen Infrastructure Income Fund
SCHEDULE OF INVESTMENTS

	February 28, 2025

		Fair
Common Stock - 113.2%	Shares	Value
Canadian Midstream - 0.1%
Pembina Pipeline Corporation(2)(4)	5,153	$200,314

Cloud Services - 3.6%
Microsoft Corp	15,000	5,954,850

Cloud Software - 1.6%
Nutanix Inc(3)	35,000	2,691,150

Cryptocurrency Miners - 2.0%
Cleanspark, Inc.(1)(3)	200,500	1,601,995
Core Scientific Inc(1)(3)	150,000	1,674,000
		3,275,995
Cybersecurity - 8.5%
Crowdstrike Holdings Inc(1)(3)	14,000	5,455,240
CyberArk Software, Ltd.(2)(3)	5,000	1,819,250
Palo Alto Networks Inc(3)	26,000	4,951,180
SentinelOne Inc(3)	80,000	1,650,400
		13,876,070
Electrical Power Equipment - 2.1%
GE Vernova, Inc.	10,000	3,351,800

Exploration & Production - 3.5%
Viper Energy, Inc.	124,000	5,774,680

Energy Metering & Management - 2.7%
Itron Inc(3)	40,000	4,355,600

Engineering & Construction - 6.3%
MasTec Inc(3)	18,000	2,350,620
Primoris Services Corporation	49,000	3,515,260
Quanta Services, Inc.	17,000	4,413,710
		10,279,590
Large Cap Diversified C Corps. - 23.5%
Cheniere Energy, Inc.	37,000	8,456,720
Kinder Morgan, Inc.	250,000	6,775,000
Oneok, Inc.	80,000	8,031,200
Pembina Pipeline Corporation(2)	108,847	4,230,883
TC Energy Corp(2)	70,000	3,131,800
Williams Companies, Inc.	133,000	7,737,940
		38,363,543
Natural Gas Gatherers & Processors - 11.2%
DT Midstream, Inc.	90,000	8,648,100
Kinetik Holdings, Inc.	84,000	4,900,560
Western Midstream Partners, L.P.	115,000	4,666,700
		18,215,360
Natural Gas Transportation & Storage - 13.8%
Antero Midstream Corporation	184,000	3,118,800
Hess Midstream, L.P.	155,000	6,468,150
Targa Res Corporation(1)	60,000	12,103,200
Venture Global, Inc.(1)(3)	50,000	754,500
		22,444,650
Solar Equipment - 1.5%
First Solar Inc(3)	18,000	2,451,240

Utilities - 27.5%
American Electric Power Co Inc	17,000	1,802,850
Clearway Energy, Inc.	62,000	1,737,240
Constellation Energy Corporation(1)	15,000	3,758,175
Entergy Corp	25,000	2,182,750
NextEra Energy Inc	36,000	2,526,120
NRG Energy Inc	79,000	8,351,090
Public Service Enterprise Group Inc	29,000	2,353,350
Sempra	20,000	1,431,400
Southern Co/The	33,000	2,963,070
Talen Energy Corp(3)	27,000	5,614,650
Vistra Corporation	90,000	12,029,400
		44,750,095
Waste - 1.6%
Republic Services Inc	11,000	2,607,220

Wireless Connectivity - 3.7%
Motorola Solutions Inc	5,000	2,201,100
T-Mobile US Inc	14,000	3,775,660
		5,976,760
Total Common Stocks (Cost $147,934,010)		$184,568,917

Master Limited Partnerships and Related Companies - 20.0%	Units
Large Cap Diversified C Corps - 3.3%
Plains GP Holdings, L.P.	253,000	5,464,800

Large Cap MLP - 16.7%
Energy Transfer, L.P.	573,999	11,072,449
Enterprise Prods Partners, L.P.	160,000	5,345,600
MPLX, L.P.(1)	200,000	10,782,000
		27,200,049
Total MLP Investments and Related Companies (Cost $14,127,671)		$32,664,849

Real Estate Investment Trusts - 3.0%	Shares
Data Centers - 3.0%
Digital Realty Trust Inc	14,000	$2,188,480
Equinix Inc	3,000	2,713,860
		4,902,340
Total Real Estate Investment Trusts (Cost $4,902,687)		$4,902,340

Fixed Income - 0.0%	Principal Amount
Exploration & Production - 0.0%
Sanchez Energy Corporation, 6.125%, due 01/15/2050(1)(4)	5,000,000	$-
Total Fixed Income (Cost $4,932,683)		$-

Short-Term Investments - Investment Companies - 5.6%	Shares
First American Government Obligations Fund - Class X, 4.29%(1)(5)	4,626,318	$4,626,318
First American Treasury Obligations Fund - Class X, 4.28%(1)(5)	4,626,318	4,626,318
Total Short-Term Investments - Investment Companies (Cost $9,252,636)		$9,252,636

Total Investments - 141.8% (Cost $181,149,688)		$231,388,742
Written Options (6) - 0.0% (Premiums Received $358,692)		7,207
Liabilities in Excess of Other Assets - (41.8)%		(68,166,789)
Net Assets Applicable to Common Stockholders - 100.0%		$163,221,953

(1)	All or a portion of these securities are held as collateral pursuant to the loan agreements.
(2)	Foreign issued security. Foreign concentration is as follows: Canada 4.63% and Israel 1.11%.
(3)	No distribution or dividend was made during the period ended February 28, 2025. As such, it is classified as a non-income producing security as of February 28, 2025.
(4)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  These securities have been deemed to be liquid by the Fund's adviser under the supervision of the Board of Trustees. As of February 28, 2025, the value of these investments was $200,314 or 0.12% of total net assets.

(5)	Rate reported is the current yield as of February 28, 2025.
(6)	Description	Exercise Price	Expiration Date	Currency	Number of Contracts	Premiums Received	Fair Value	Unrealized Appreciation (Depreciation)
	Constellation Energy Corp, Call Option	$320.00	2/28/2025	USD	100	$7,252	$250	7,002
	Cleanspark, Inc., Call Option	$10.00	2/28/2025	USD	1,152	$10,348	$1,152	9,196
	Core Scientific, Inc., Call Option	$11.50	2/28/2025	USD	1,500	$60,348	$3,000	57,348
	Crowdstrike Holdings, Inc., Call Option	$430.00	2/28/2025	USD	100	$10,566	$100	10,466
	First Solar, Inc., Call Option	$165.00	2/28/2025	USD	180	$46,754	$180	46,574
	Microsoft Corporation, Call Option	$420.00	2/28/2025	USD	150	$11,307	$150	11,157
	Palo Alto Networks, Inc., Call Option	$200.00	2/28/2025	USD	200	$15,216	$200	15,016
	SentinelOne, Inc., Call Option	$23.00	2/28/2025	USD	525	$4,916	$1,575	3,341
	Vistra Corp, Call Option	$155.00	2/28/2025	USD	300	$167,864	$300	167,564
	Vistra Corp, Call Option	$180.00	2/28/2025	USD	300	$24,120	$300	23,820
						$358,692	$7,207	$351,485

Fair Value Measurements

Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels listed below.

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	February 28, 2025	(Level 1)	(Level 2)	(Level 3)
Assets Equity Securities
Common Stock (a)	$184,568,917	$184,568,917	$-	$-
Master Limited Partnerships and Related Companies (a)	32,664,849	32,664,849	-	-
Real Estate Investment Trusts (a)	4,902,340	4,902,340	-	-
Total Equity Securities	222,136,106	222,136,106	-	-
Other
Short Term Investments (a)	9,252,636	9,252,636	-	-
Total Other	9,252,636	9,252,636	-	-
Total Assets	$231,388,742	$231,388,742	$-	$-

(a)	All other industry classifications are identified in the Schedule of Investments. The Fund did not hold Level 3 investments at any time during the period ended February 28, 2025.

Transfers into and out of each level are measured at fair value at the end of the period. There were no transfers between any levels during the period ended February 28, 2025.